SEGMENT INFORMATION - Results of Operations (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET REVENUES
Total net revenues		$ 5,284,823	$ 4,519,396	$ 3,974,800
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,422,769	1,087,517	931,984
OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties		(51,661)	(34,403)	(16,547)
Pre-opening costs		(2,274)	(3,883)	(168,172)
Development costs		(31,115)	(95)	(110)
Amortization of gaming subconcession		(57,237)	(57,237)	(57,237)
Amortization of land use rights		(22,817)	(22,816)	(54,056)
Depreciation and amortization		(460,521)	(472,219)	(359,341)
Land rent to Belle		(3,143)	(3,327)	(3,476)
Share-based compensation		(17,305)	(18,487)	(20,827)
Property charges and other		(31,616)	(5,298)	(38,068)
Net (gain) loss on disposal of property and equipment		(5,409)	8,509	(474)
Corporate and Other expenses		(137,468)	(114,770)	(115,735)
Total operating costs and expenses		(815,157)	(724,401)	(833,569)
OPERATING INCOME		607,612	363,116	98,415
NON-OPERATING INCOME (EXPENSES)
Interest income		3,579	5,951	13,900
Interest expenses, net of capitalized interest		(229,582)	(223,567)	(118,330)
Amortization of deferred financing costs		(26,182)	(48,345)	(38,511)
Loan commitment and other finance fees		(6,079)	(7,451)	(7,328)
Foreign exchange gains (losses), net		12,783	7,356	(2,156)
Other income, net		5,282	3,572	2,317
Loss on extinguishment of debt		(49,337)	(17,435)	(481)
Costs associated with debt modification		(2,793)	(8,101)	(7,603)
Total non-operating expenses, net		(292,329)	(288,020)	(158,192)
INCOME (LOSS) BEFORE INCOME TAX		315,283	75,096	(59,777)
INCOME TAX CREDIT (EXPENSE)		10	(8,178)	(1,031)
Net income (loss)		315,293	66,918	(60,808)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		31,709	108,988	166,555
Net income attributable to Melco Resorts & Entertainment Limited		347,002	175,906	105,747
Corporate and Others [Member]
NET REVENUES
Total net revenues		38,451	39,540	43,350
Belle Corporation [Member]
OPERATING COSTS AND EXPENSES
Net (gain) loss on disposal of property and equipment		0	8,134	0
Macau [Member]
NET REVENUES
Total net revenues		4,597,096	3,988,621	3,631,041
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	1,187,750	927,181	876,618
Macau [Member] | Mocha Clubs [Member]
NET REVENUES
Total net revenues		121,250	120,491	136,217
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	26,639	23,789	30,259
Macau [Member] | Altira Macau [Member]
NET REVENUES
Total net revenues		446,132	439,127	574,848
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	20,671	5,116	36,261
Macau [Member] | City of Dreams [Member]
NET REVENUES
Total net revenues		2,666,309	2,590,824	2,794,673
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	804,872	742,291	798,504
Macau [Member] | Studio City [Member]
NET REVENUES
Total net revenues		1,363,405	838,179	125,303
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	335,568	155,985	11,594
The Philippines [Member] | City of Dreams Manila [Member]
NET REVENUES
Total net revenues		649,276	491,235	300,409
ADJUSTED PROPERTY EBITDA
Total adjusted property EBITDA	[1]	$ 235,019	$ 160,336	$ 55,366

[1]	"Adjusted property EBITDA" is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, Corporate and Other expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.